Shareholder Report, Holdings (Details) - C000264277 [Member]	Apr. 30, 2026
Thirty to 59 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
Fifteen to 29 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Eight to 14 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
One to 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.99%